Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Without Sales Load [Member] | C000012080
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.57%)	3.73%		1.34%
Without Sales Load [Member] | C000012040
Average Annual Return [Line Items]
Average Annual Return, Percent	8.21%	18.56%		12.47%
Without Sales Load [Member] | C000012047
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%	18.07%		11.82%
Without Sales Load [Member] | C000012082
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%	21.11%		18.70%
Without Sales Load [Member] | C000012085
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%	16.27%		16.81%
Without Sales Load [Member] | C000012202
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.18%)	11.76%		4.64%
Without Sales Load [Member] | C000012086
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%	25.95%		5.07%
Without Sales Load [Member] | C000012074
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.14%)	13.15%		6.24%
Without Sales Load [Member] | C000012073
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.94%)	10.71%		6.14%
Without Sales Load [Member] | C000012072
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.36%)	15.07%		5.90%
Without Sales Load [Member] | C000183467
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.15%)	14.91%	7.90%
Without Sales Load [Member] | C000012068
Average Annual Return [Line Items]
Average Annual Return, Percent	2.41%	16.09%		8.66%
Without Sales Load [Member] | C000012066
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%	14.63%		9.91%
Without Sales Load [Member] | C000012038
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.23%)	14.25%		7.92%
Without Sales Load [Member] | C000012039
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%	19.03%		8.20%
Without Sales Load [Member] | C000012044
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.87%)	13.51%		7.74%
Without Sales Load [Member] | C000012084
Average Annual Return [Line Items]
Average Annual Return, Percent	(16.21%)	23.52%		20.92%
Without Sales Load [Member] | C000012083
Average Annual Return [Line Items]
Average Annual Return, Percent	4.08%	12.00%		7.67%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	8.17%	18.58%		12.41%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	7.09%	18.08%		11.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	7.09%	18.08%		11.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	7.09%	18.08%		11.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	7.09%	18.08%		11.72%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%	18.18%		11.80%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index
Average Annual Return, Percent	6.18%	14.76%		8.40%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%		11.80%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%		11.80%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%		11.80%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%	18.18%	12.77%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%	18.18%		11.80%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%	18.18%		11.80%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	7.09%	18.08%		11.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	7.09%	18.08%		11.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	7.09%	18.08%		11.72%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	8.17%	18.58%		12.41%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	7.09%	18.08%		11.72%
NYSE Biotechnology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE Biotechnology Index
Average Annual Return, Percent	(6.30%)	4.09%		1.67%
S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup>
Average Annual Return, Percent	8.25%	18.59%		12.50%
S&P North American Expanded Technology Sector Index™
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Expanded Technology Sector Index™
Average Annual Return, Percent	5.84%	21.58%		19.20%
S&P North American Expanded Technology Software Index™
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Expanded Technology Software Index™
Average Annual Return, Percent	4.78%	16.60%		17.17%
Russell MicroCap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MicroCap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(7.01%)	12.01%		4.80%
S&P North American Natural Resources Sector Index™
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Natural Resources Sector Index™
Average Annual Return, Percent	4.17%	26.60%		5.61%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.01%)	13.27%		6.30%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.86%)	10.78%		6.14%
Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.12%)	15.31%		6.07%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	(3.11%)	14.91%	7.92%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	2.59%	16.28%		8.82%
Russell MidCap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	3.57%	14.86%		10.14%
S&P MidCap 400 Growth Index™
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Growth Index™
Average Annual Return, Percent	(8.09%)	14.43%		8.12%
S&P MidCap 400 Value Index™
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index™
Average Annual Return, Percent	3.32%	19.26%		8.42%
S&P SmallCap 600 Growth Index™
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Growth Index™
Average Annual Return, Percent	(3.70%)	13.73%		7.95%
NYSE Semiconductor Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE Semiconductor Index
Average Annual Return, Percent	(15.91%)	24.06%		21.50%
S&P Data Center, Tower REIT and Communications Equipment Index™
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Data Center, Tower REIT and Communications Equipment Index™
Average Annual Return, Percent	4.58%	12.45%		8.08%